SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Aug. 26, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding at Beginning of Year		966,072	300,000
Weighted-Average Exercise Price. Outstanding at Beginning of Year		$ 102.75	$ 4.32
Options Granted, Shares		450,000	801,429
Weighted-Average Exercise Price, Options Granted		$ 4.50	$ 131.14
Options Exercised, Shares		(0)
Weighted-Average Exercise Price, Options Exercised
Options Forfeited or Cancelled, Shares		(1,786)	(135,357)
Weighted-Average Exercise Price, Options Forfeited or Cancelled		$ 14.70	$ 54.20
Number of Shares, Outstanding at Ending of Year		1,414,286	966,072	300,000
Weighted-Average Exercise Price, Outstanding at Ending of Year		$ 4.53	$ 102.75	$ 4.32
Options Vested or Expected to Vest and Exercisable at Year-End			219,643
Weighted-Average Exercise Price, Options Vested or Expected to Vest and Exercisable at Year-End			$ 4.90
Options Outstanding, Weighted Average Remaining Contractual Life		8 years 9 months 18 days	9 years	8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at Beginning of Year			$ 1.0
Repriced legacy Options, Shares	700,000	(700,000)
Weighted-Average Exercise Price, Repriced legacy Options (modification)	$ 140.00	$ 140.00
Reissued legacy options, Shares		700,000
Weighted-Average Exercise Price, Reissued legacy options (repriced)	$ 4.50	$ 4.50
Reissued legacy options (repriced), Weighted Average Remaining Contractual Life		8 years 6 months
Options Expired, Shares
Weighted-Average Exercise Price, Options Expired			$ 6.88	$ 2.18
Aggregate Intrinsic Value, Outstanding at Ending of Year				$ 1.0
Options Exercisable, Shares		526,429
Weighted-Average Exercise Price, Outstanding at Beginning of Year		$ 4.59
Options Exercisable, Weighted Average Remaining Contractual Life		8 years 4 months 24 days
Aggregate Intrinsic Value, Options Exercisable				$ 1.0